JOHN HANCOCK FUNDS III

200 Berkeley Street

Boston, Massachusetts 02116

July 25, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”), on behalf of:

John Hancock Disciplined Value Fund,

John Hancock Disciplined Value Mid Cap Fund,

John Hancock Global Shareholder Yield Fund,

John Hancock International Growth Fund, and

John Hancock U.S. Quality Growth Fund (collectively, the “Funds”)

File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 86 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to become effective on August 1, 2019. The purpose of the Amendment is to update the financial statements and other information for the Funds in accordance with Section 10(a)(3) of the 1933 Act and to make other non-material changes. The prospectuses and Statement of Additional Information for the Funds have been marked to show changes effected in the Amendment.

The undersigned represents the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments, please call the undersigned at 617-572-0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary of the Trust